As filed with the Securities and Exchange Commission on March 19, 2009

File No. 333-151757

United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 1

(Check appropriate box or boxes)

PIONEER TAX FREE INCOME FUND

(Exact Name of Registrant as Specified in Charter)

(617) 742-7825

(Area Code and Telephone Number)

60 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Dorothy E. Bourassa, Esq.

Pioneer Investment Management, Inc.

60 State Street

Boston, Massachusetts 02109

(Name and Address of Agent for Service)

Copies to: Roger P. Joseph, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of the Registrant.

This filing will become effective on March 19, 2009, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Part A - Prospectus/Proxy Statement and Part B - Statement of Additional Information are incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on August 12, 2008.

PART C

OTHER INFORMATION

PIONEER TAX FREE INCOME FUND

ITEM 15. INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of Pioneer Tax Free Income Fund (the “Registrant”) on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 2-57653 and 811-02704), as filed with the Securities and Exchange Commission on April 29, 2008 (Accession No. 0000202679-08-000012), which information is incorporated herein by reference.

ITEM 16. EXHIBITS

(1)(a)	Amended and Restated Agreement and Declaration of Trust	(8)
(1)(b)	Establishment and Designation of Class B Shares	(1)
(1)(c)	Establishment and Designation of Class C Shares	(2)
(1)(d)	Establishment and Designation of Class Y Shares	(6)
(2)	Amended and Restated By-Laws	(8)
(3)	Not applicable
(4)	Form of Agreement and Plan of Merger	(9)
(5)	Reference is made to Exhibits (1) and (2) hereof
(6)(a)	Amended and Restated Management Contract between the Registrant and Pioneer Investment Management, Inc.	(8)
(6)(b)	Form of Expense Limit Agreement	(8)
(7)(a)	Underwriting Agreement between the Registrant and Pioneer Funds Distributor, Inc.	(3)
(7)(b)	Dealer Sales Agreement	(6)
(8)	Not applicable
(9)(a)	Custodian Agreement between the Registrant and Brown Brothers Harriman & Co.	(5)
(9)(b)	Amended Appendix A to Custodian Agreement	(6)
(10)(a)	Pioneer Funds Distribution Plan	(7)
(10)(b)	Multi-class Plan Pursuant to Rule 18f-3	(4)
(11)	Opinion of Counsel (legality of securities being offered)	(8)
(12)	Final opinion as to tax matters and consent	(*)
(13)(a)	Investment Company Service Agreement between the Registrant and Pioneer Investment Management Shareholder Services, Inc.	(5)
(13)(b)	Amended Exhibit A to Investment Company Service Agreement	(5)
(13)(c)	Amended and Restated Administration Agreement between the Registrant and Pioneer Investment Management, Inc.	(8)
(14)	Consent of Independent Registered Public Accounting Firm	(10)
(15)	Not applicable
(16)	Power of Attorney	(8)
(17)(a)	Code of Ethics - Pioneer Investment Management, Inc.	(4)
(17)(b)	Code of Ethics - Pioneer Funds	(4)
(17)(c)	Code of Ethics - Pioneer Funds Distributor, Inc.	(4)
(17)(d)	Form of Proxy Card	(8)

(17)(e)	Prospectus for Class A Shares, Class B Shares and Class C Shares of Pioneer Tax Free Income Fund dated May 1, 2008 (as revised May 9, 2008) and Statement of Additional Information for Class A Shares, Class B Shares, Class C Shares and Class Y Shares of Pioneer Tax Free Income Fund dated May 1, 2008	(8)
(17)(f)	Annual Report of Pioneer Tax Free Income Fund for the fiscal year ended December 31, 2007	(8)
(17)(g)	Annual Report of Pioneer Municipal and Equity Income Trust for the fiscal year ended November 30, 2007	(8)
(17)(h)	Semi-Annual Report of Pioneer Municipal and Equity Income Trust for the period ended May 31, 2008	(10)

(1) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) (File Nos. 2-57653; 811-02704) as filed with the Securities and Exchange Commission (the “SEC”) on April 26, 1995 (Accession No. 0000202679-95-000010).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 35 to the Registration Statement (File Nos. 2-57653; 811-02704) as filed with the SEC on April 26, 1996 (Accession No. 0000202679-96-000011).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 46 to the Registration Statement (File Nos. 2-57653; 811-02704) as filed with the SEC on May 1, 2002 (Accession No. 0000202679-02-000012).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 51 to the Registration Statement (File Nos. 2-57653; 811-02704) as filed with the SEC on April 29, 2005 (Accession No. 0001016964-05-000189).

(5) Previously filed. Incorporated herein by reference from the exhibit filed with Post-Effective Amendment No. 52 to the Registration Statement (File Nos. 2-57653; 811-02704) as filed with the SEC on April 28, 2006 (Accession No. 0000831120-06-000024).

(6) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 53 to the Registration Statement (File Nos. 2-57653; 811-02704) as filed with the SEC on April 30, 2007 (Accession No. 0000908996-07-000010).

(7) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 54 to the Registration Statement (File Nos. 2-57653; 811-02704) as filed with the SEC on April 29, 2008 (Accession No. 0000202679-08-000012).

(8) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant’s Initial Registration Statement on Form N-14 (File No. 333-151757) as filed with the SEC on June 18, 2008 (Accession No. 0001145443-08-001905).

(9) Previously filed. Attached as Exhibit A to the combined Proxy Statement/Prospectus filed with Pre-Effective Amendment No. 1 the Registrant’s Registration Statement on Form N-14 (File No. 333-151757) as filed with the SEC on August 12, 2008 (Accession No. 0001145443-08-002352).

(10) Previously filed. Incorporated herein by reference from the exhibits filed with Pre-Effective Amendment No. 1 the Registrant’s Registration Statement on Form N-14 (File No. 333-151757) as filed with the SEC on August 12, 2008 (Accession No. 0001145443-08-002352).

(*) Filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 19th day of March 2009.

PIONEER TAX FREE INCOME FUND
By:	/s/ Daniel K. Kingsbury
Name: Daniel K. Kingsbury
Title:	Trustee and Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ John F. Cogan, Jr.* John F. Cogan, Jr	Chairman of the Board, Trustee and President	March 19, 2009

/s/ Mark E. Bradley Mark E. Bradley	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)	March 19, 2009

/s/ Daniel K. Kingsbury Daniel K. Kingsbury	Trustee and Executive Vice President	March 19, 2009

/s/ David R. Bock* David R. Bock	Trustee	March 19, 2009

/s/ Mary K. Bush* Mary K. Bush	Trustee	March 19, 2009

/s/ Benjamin M. Friedman* Benjamin M. Friedman	Trustee	March 19, 2009
/s/ Margaret B.W. Graham* Margaret B.W. Graham	Trustee	March 19, 2009

/s/ Thomas J. Perna* Thomas J. Perna	Trustee	March 19, 2009

/s/ Marguerite A. Piret* Marguerite A. Piret	Trustee	March 19, 2009

* By:	/s/ Daniel K. Kingsbury
Daniel K. Kingsbury, Attorney-in-Fact

EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement:

Exhibit No.	Description
(12)	Final opinion as to tax matters and consent